UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                       FORM13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [x]; Amendment Number: __1__

This Amendment (Check only one:  [x]is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Husic Capital Management

Address:555 California Street Suite 1800

        San Francisco, CA 94104

Form 13F File Number: 28-4257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lesley Jones

Title:  Chief Compliance Officer

Phone:  415/398-0800

Signature, Place, and Date of Signing:

/s/Lesley Jones                 San Francisco, CA      11/09/05
     [Signature]                   [City, State]         [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  102

Form 13F Information Table Value Total:  457460
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALERIS INTERNATIONAL INC.      COM              014477103     7661   279077 SH       SOLE                   167714            111363
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     1814    58570 SH       SOLE                    58570
ALPHA NATURAL RESOURCES INC.   COM              02076X102    14219   473342 SH       SOLE                   293310            180032
APPLE COMPUTER INC. COM        COM              037833100      884    16494 SH       SOLE                     1075             15419
ARCH COAL INC                  COM              039380100    11262   166848 SH       SOLE                    96547             70301
ATWOOD OCEANICS INC.           COM              050095108     1134    13471 SH       SOLE                    13471
BROADCOM CORP                  COM              111320107      449     9567 SH       SOLE                                       9567
BUCYRUS INTERNATIONAL INC      COM              118759109     8039   163623 SH       SOLE                    91816             71807
CABOT OIL & GAS CORP CL A      COM              127097103      807    15975 SH       SOLE                    15975
CAL DIVE INTL INC              COM              127914109     4608    72677 SH       SOLE                    38110             34567
CAMECO CORP                    COM              13321L108     1635    30559 SH       SOLE                    21642              8917
CATERPILLAR INC                COM              149123101      208     3541 SH       SOLE                      250              3291
CENTRAL EUROPEAN MEDIA ENTERPR COM              G20045202    14880   281771 SH       SOLE                   166148            115623
CHAPARRAL STEEL CO.            COM              159423102     1682    66675 SH       SOLE                    66675
CHENIERE ENERGY INC.           COM              16411R208     3987    96398 SH       SOLE                    42306             54092
CHICAGO BRIDGE AND IRON CO     COM              167250109     4957   159426 SH       SOLE                    88503             70923
CHICAGO MERCANTILE EXCHANGE    COM              167760107      428     1269 SH       SOLE                                       1269
CLEVELAND CLIFFS INC.          COM              185896107     1150    13199 SH       SOLE                    13199
CNET NETWORKS                  COM              12613R104      305    22506 SH       SOLE                     1423             21083
CONSOL ENERGY INC.             COM              20854P109    14952   196034 SH       SOLE                   108884             87150
CORNING INC COM                COM              219350105      432    22334 SH       SOLE                      900             21434
CYPRESS SEMICONDUCTOR CO       COM              232806109      364    24193 SH       SOLE                     1528             22665
DIAMOND OFFSHORE DRILL COM     COM              25271C102     6033    98503 SH       SOLE                    52038             46465
DOBSON COMMUNICATIONS CO CL A  COM              256069105     1042   135686 SH       SOLE                   135686
DRIL-QUIP INC                  COM              262037104     1358    28285 SH       SOLE                    28285
ENCANA CORP                    COM              292505104      699    11989 SH       SOLE                                      11989
ENSCO INTERNATIONAL            COM              26874Q100     5191   111429 SH       SOLE                    57713             53716
EXPLORATION COMPANY OF DELAWAR COM              302133202      737   102430 SH       SOLE                   102430
FORDING CANADIAN COAL TRUST    COM              345425102      396     9300 SH       SOLE                                       9300
FOSTER WHEELER LTD             COM              G36535139      984    31841 SH       SOLE                    31841
FOUNDATION COAL HOLDINGS INC.  COM              35039W100     6801   176876 SH       SOLE                    77130             99746
FREEPORT MCMORAN COPPER GOLD   COM              35671D857      925    19038 SH       SOLE                     6521             12517
FRONTIER OIL CORP COM          COM              35914P105      913    20581 SH       SOLE                    20581
GARMIN LTD                     COM              G37260109      233     3442 SH       SOLE                      218              3224
GLOBAL INDUSTRIES LTD          COM              379336100     9804   665106 SH       SOLE                   395948            269158
GLOBAL SANTA FE CORP           COM              G3930E101      932    20427 SH       SOLE                    20427
GMX RESOURCES INC              COM              38011M108     1792    68218 SH       SOLE                    54461             13757
GOODRICH B F CO                COM              382388106      655    14767 SH       SOLE                    14767
GOOGLE INC.                    COM              38259P508      546     1726 SH       SOLE                       82              1644
GRAFTECH INTERNATIONAL LTD.    COM              384313102      467    86045 SH       SOLE                    55931             30114
HORNBECK OFFSHORE SERVICES INC COM              440543106      742    20244 SH       SOLE                    20244
HYDRIL CO COM                  COM              448774109    10776   156993 SH       SOLE                    93512             63481
INCO LTD                       COM              453258402     3010    63575 SH       SOLE                    29640             33935
INTELLISYNC CORP               COM              458176104     2430   547341 SH       SOLE                   443171            104170
JAMES RIVER COAL CO.           COM              470355207     1579    31282 SH       SOLE                    31282
JOY GLOBAL INC.                COM              481165108     9559   189436 SH       SOLE                   125286             64150
KOPIN CORP                     COM              500600101      259    37211 SH       SOLE                     2352             34859
LOOKSMART LTD                  COM              543442107      927  1117269 SH       SOLE                   843905            273364
M SYS FLASH DISK PIONEER ORD   COM              M7061C100      498    16642 SH       SOLE                     9306              7336
MASSEY ENERGY CO               COM              576206106     8623   168854 SH       SOLE                    91351             77503
MCMORAN EXPLORATION CO         COM              582411104     2079   106950 SH       SOLE                    45990             60960
MEMC ELECTR MATLS INC          COM              552715104      275    12057 SH       SOLE                     1610             10447
MERITAGE CORP                  COM              59001A102      739     9641 SH       SOLE                     9641
METAL MANAGEMENT INC.          COM              591097209     1101    43449 SH       SOLE                    43449
MGM MIRAGE INC                 COM              552953101     1075    24563 SH       SOLE                    13971             10592
MONSANTO COMPANY               COM              61166W101      342     5444 SH       SOLE                      275              5169
MOTOROLA INC COM               COM              620076109      533    24174 SH       SOLE                      800             23374
NABORS INDUSTRIES LTD          COM              G6359F103      652     9083 SH       SOLE                     9083
NATCO GROUP                    COM              63227W203     4225   166848 SH       SOLE                   127311             39537
NATIONAL SEMICONDUCTOR         COM              637640103      313    11956 SH       SOLE                      756             11200
NETFLIX INC                    COM              64110l106      391    15052 SH       SOLE                      992             14060
NII HOLDINGS INC               COM              62913F201    13379   158420 SH       SOLE                    85028             73392
NS GROUP INC.                  COM              628916108      779    19844 SH       SOLE                    19844
OFFICE DEPOT,INC               COM              676220106      549    18495 SH       SOLE                    18244               251
OMNICARE INC                   COM              681904108     1280    22760 SH       SOLE                    15227              7533
OREGON STL MLS INC COM         COM              686079104    11645   417376 SH       SOLE                   255439            161937
PATTERSON-UTI ENERGY INC.      COM              703481101     6579   182350 SH       SOLE                   117219             65131
PEABODY ENERGY CORP            COM              704549104    25896   307011 SH       SOLE                   170558            136453
PENN VIRGINIA CORP             COM              707882106      554     9593 SH       SOLE                     9593
PIONEER DRILLING CO.           COM              723655106    13251   678849 SH       SOLE                   451955            226894
RANGE RESOURCES CORP           COM              75281A109     6421   166312 SH       SOLE                    72605             93707
REDBACK NETWORKS INC.          COM              757209507      231    23314 SH       SOLE                     1485             21829
SANDISK CORP                   COM              80004C101      364     7552 SH       SOLE                      477              7075
SEARS HOLDINGS CORP            COM              812350106     1437    11552 SH       SOLE                     4493              7059
SHAW GROUP INC                 COM              820280105    13546   549292 SH       SOLE                   339687            209605
SIRF TECHNOLOGY HOLDINGS INC.  COM              82967H101     1692    56146 SH       SOLE                    30365             25781
STONE ENERGY CORP              COM              861642106     1017    16660 SH       SOLE                    16660
SUNCOR ENERGY INC.             COM              867229106     8760   144718 SH       SOLE                    62506             82212
SUNOCO INC.                    COM              86764P109     4940    63168 SH       SOLE                    31598             31570
SYNTROLEUM CORP                COM              871630109    16177  1111059 SH       SOLE                   692278            418781
TESORO CORP COM                COM              881609101     2456    36525 SH       SOLE                    36218               307
TEXAS INSTRS INC               COM              882508104      713    21046 SH       SOLE                                      21046
TIME WARNER INC                COM              887317105      604    33357 SH       SOLE                     1000             32357
TODCO                          COM              88889T107    28270   677778 SH       SOLE                   395462            282316
TOLL BROTHERS INC              COM              889478103      305     6832 SH       SOLE                                       6832
TRANSOCEAN OFFSHORE COM        COM              G90078109     8891   145020 SH       SOLE                    57549             87471
ULTRA PETROLEUM CORP           COM              903914109    24729   434763 SH       SOLE                   257256            177507
ULTRATECH INC.                 COM              904034105     6512   417718 SH       SOLE                   254463            163255
UNITED AUTO GROUP              COM              909440109     1116    33773 SH       SOLE                    33773
UNITED ONLINE INC.             COM              911268100      183    13241 SH       SOLE                      837             12404
UNITED STATES STEEL CORP       COM              912909108      871    20557 SH       SOLE                    20208               349
VALERO ENERGY CORP             COM              91913y100      393     3477 SH       SOLE                      100              3377
VENTANA MEDICAL SYSTEMS INC.   COM              92276H106      201     5278 SH       SOLE                      336              4942
VINTAGE PETE INC COM           COM              927460105     4410    96590 SH       SOLE                    56126             40464
VITALSTREAM HOLDINGS INC.      COM              92847T100      375   340500 SH       SOLE                    21672            318828
WALTER INDUSTRIES INC.         COM              93317Q105    27466   561444 SH       SOLE                   328304            233140
WYNN RESORTS LTD               COM              983134107     4132    91516 SH       SOLE                    53284             38232
YP CORP                        COM              987824109     4854  5515489 SH       SOLE                  3549801           1965688
AMERICA MOVIL SA DE CV                          02364W105     7990   303573 SH       SOLE                   117708            185865
NETEASE.COM INC. ADR                            64110W102      398     4417 SH       SOLE                      289              4128
SASOL LTD                                       803866300     1171    30255 SH       SOLE                     1149             29106
STOLT OFFSHORE SA                               861567105    17430  1505147 SH       SOLE                   887706            617441